Related party transactions (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Nov. 15, 2019	Nov. 30, 2019	Dec. 31, 2020	Sep. 30, 2021	Mar. 12, 2021	Dec. 31, 2019
Related Party Transaction [Line Items]
Number of shares granted and available for purchase (in shares)			5,829
Convertible Debt
Related Party Transaction [Line Items]
Aggregate principal amount					$ 165.0
Convertible Notes | Convertible Debt | Subsequent Event
Related Party Transaction [Line Items]
Aggregate principal amount					165.0
Convertible Notes | Convertible Debt | Subsequent Event | Sonder Investors and Affiliates
Related Party Transaction [Line Items]
Aggregate principal amount					$ 43.3
Chief Executive Officer
Related Party Transaction [Line Items]
Number of shares granted and available for purchase (in shares)	5,613,290	5,613,290
Aggregate exercise price		$ 24.6
Chief Executive Officer | Promissory Note
Related Party Transaction [Line Items]
Related party notes receivable			$ 25.2	$ 25.6		$ 24.7